Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 14,161
Ending balance	16,349	¥ 14,161
Cost/Deemed cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	37,314	34,550
Additions	624	269
Transferred from construction in progress	6,447	6,040
Disposals	(591)	(3,545)
Ending balance	43,794	37,314
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(23,153)	(22,159)
Amortization charge for the year	(4,844)	(4,366)
Disposals	552	3,372
Ending balance	¥ (27,445)	¥ (23,153)